Principles of Reporting	6 Months Ended
Jun. 30, 2011
Principles of Reporting
(2)	Principles of Reporting

The condensed financial statements of the Company as of June 30, 2011 presented herein have been prepared by the Company and are unaudited.  In the opinion of management, all adjustments, consisting only of normal recurring adjustments necessary to present fairly the financial position as of June 30, 2011 and the results of operations and cash flows for all periods presented, have been made.  Results for the interim periods are not necessarily indicative of the results for the entire year.

These unaudited condensed financial statements should be read in conjunction with the audited financial statements and notes thereto for the year ended December 31, 2010 included in the Company’s Annual Report on Form 10-K filed with the Securities and Exchange Commission (Commission File No. 000-22563).

Use of Estimates

The preparation of the unaudited condensed financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the unaudited condensed financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.